Acquisitions, Dispositions And Other Adjustments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				4 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 08, 2012 Advertising Solutions [Member]	May 08, 2012 Advertising Solutions [Member] Disposition [Member]	Sep. 30, 2013 Atlantic Tele Network [Member] Acquisition [Member] Goodwill [Member]	Sep. 30, 2013 Atlantic Tele Network [Member] Acquisition [Member] Spectrum Licenses [Member]	Dec. 31, 2013 America Movil [Member] Disposition [Member]	Jul. 31, 2011 Convergys [Member] Acquisition [Member] Spectrum Licenses [Member]	Jan. 31, 2013 Next Wave [Member] Acquisition [Member] Spectrum Licenses [Member]	Dec. 31, 2013 Other Acquisitions [Member] Acquisition [Member] Spectrum Licenses [Member]	Dec. 31, 2012 Other Acquisitions [Member] Acquisition [Member] Spectrum Licenses [Member]	Dec. 31, 2011 Other Acquisitions [Member] Acquisition [Member] Spectrum Licenses [Member]	Dec. 31, 2011 Qualcomm [Member] Acquisition [Member] Spectrum Licenses [Member]	Mar. 31, 2011 T Mobile [Member]	Dec. 31, 2011 T Mobile [Member]	Dec. 31, 2011 T Mobile [Member] Spectrum Licenses [Member]	Aug. 31, 2011 Telmex [Member] Disposition [Member]	Dec. 31, 2012 YP Holdings LLC [Member]	Sep. 30, 2013 Verizon-Alltell [Member] Acquisition [Member] Spectrum Licenses [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - anticipated or actual acquisition period									Jul. 31, 2011					Dec. 31, 2011						Sep. 30, 2013
Acquisition of business - cash paid or to be paid to seller							$ 806							$ 1,925	$ 39,000
Acquisition of business - value/amount of assets acquired						296														1,900
Acquisition of assets - anticipated or actual cash paid to seller	4,113	828	2,368
Acquisition of assets - noncash consideration																				assignment of Advanced Wireless Service (AWS) spectrum licenses
Acquisition of assets - estimated number of people in network (in millions)														300,000,000						42,000,000
Acquisition of assets - number of states (as shown)																				18
Acquisition of assets - number of markets given (as shown)																				5
Acquisition of assets - gain on spectrum swaps																				293
Acquisition of intangible assets through a group purchase - value/amount of assets acquired											895	855	33
Acquisition of intangible assets - value/amount of assets acquired							322			605
Spectrum licenses transferred under purchase agreement																	962
Purchase price - noncontrolling interest buyouts									320
Contract Termination date																2011-12-31
Merger termination fees expensed during the period																3,000
T-Mobile agreement period															2011-03-31
Qualcomm 12 MHz of lower 700 MHz D and E block license spectrum people coverage, range minimum (in millions)														70,000,000
Qualcomm 6 MHz of lower 700 MHz D block spectrum license people coverage, range minimum (in millions)														230,000,000
License purchase agreement description														five of the top 15 metropolitan areas
Initiation of buyers purchase of AT&Ts interest in an equity method investment																		2011-08-31
Disposition of business - date of sale of subsidiary				May 08, 2012	May 08, 2012
Disposal period of subsidiary/assets								Dec. 31, 2013
Total sales price (U.S. dollars) of the company's investment in subsidiary								1,179
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)	1,923	812	1,301		740													1,197
Noncash consideratin received from sale of subsidiary					$ 200
Type of noncash consideration from sale of subsidiary					advance
Ownership interest in equity method investment																			47.00%